Investments in equity accounted units (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Summary of investments in equity accounted units
	2018	2017
Summary balance sheet (Rio Tinto share)	US$m	US$m
Rio Tinto's share of assets
– Non-current assets	6,000	5,913
– Current assets	887	990
	6,887	6,903
Rio Tinto's share of liabilities
– Current liabilities	(607)	(654)
– Non-current liabilities	(1,981)	(1,763)
	(2,588)	(2,417)
Rio Tinto's share of net assets	4,299	4,486